Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Schedule of impact of restatement on statements of operations, statements of changes in stockholders' deficit and statements of cash flows

	As Previously
Three months ended September 30, 2022	Reported filed	Adjustment	Restated
Deferred offering cost forgiveness	$4,462,500	$(4,312,237)	$150,263
Net Income	$5,690,350	$(4,312,237)	$1,378,113
Basic and diluted net income per common stock, Class A	$0.11	$(0.08)	$0.03
Basic net income per common stock, Class B	$0.11	$(0.08)	$0.03
Diluted net income per common stock, Class B	$0.11	$(0.08)	$0.03

	As Previously
Nine months ended September 30, 2022	Reported filed	Adjustment	Restated
Deferred offering cost forgiveness	$4,462,500	$(4,312,237)	$150,263
Net Income	$21,242,449	$(4,312,237)	$16,930,212
Basic and diluted net income per common stock, Class A	$0.40	$(0.08)	$0.32
Basic net income per common stock, Class B	$0.40	$(0.08)	$0.32
Diluted net income per common stock, Class B	$0.40	$(0.08)	$0.32

	As Previously
Three months ended September 30, 2022	Reported filed	Adjustment	Restated
Net Income	$5,690,350	$(4,312,237)	$1,378,113
Deemed dividend – increase in redemption value of Class A common stock subject to redemption	$(1,589,302)	$4,312,237	$2,722,935

	As Previously
	Reported filed	Adjustment	Restated
Net Income	$21,242,449	$(4,312,237)	$16,930,212
Gain on forgiveness of deferred offering costs	$4,462,500	$(4,312,237)	$150,263
Supplemental Disclosure of noncash activities
Extinguishment of deferred underwriting commissions allocated to public shares	$—	$4,312,237	$4,312,237